COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2018 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
2019	¥ 55,912,805
2020	31,600,761
2021	17,417,081
2022	10,701,271
2023	4,601,398
Later years, through 2025	5,247,712
Total	¥ 125,481,028